Earnout Liabilities - Earnout Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Earnout Liability [Roll Forward]
As of December 31, 2021	$ 0
Additions	14,157
Change in fair value of financial instruments	(11,799)
Reclassification to equity	(1,005)
As of December 31, 2022	1,353
Sponsor Earnout
Earnout Liability [Roll Forward]
As of December 31, 2021	0
Additions	8,022
Change in fair value of financial instruments	(6,669)
Reclassification to equity	0
As of December 31, 2022	1,353
Forfeiture Earnout
Earnout Liability [Roll Forward]
As of December 31, 2021	0
Additions	6,135
Change in fair value of financial instruments	(5,130)
Reclassification to equity	(1,005)
As of December 31, 2022	$ 0